2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Details Textual 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notes to Financial Statements
Gain (loss) for the changes in the valuation of derivative liabilities.	$ 734,081	$ 701,198	$ (592,482)	$ 4,088,221
License fee revenue	$ 218,184	$ 153,688	$ 273,869	$ 307,376	$ 506,419	$ 725,044	$ 1,415,979
Shares excluded from calculation of diluted earnings per share as their inclusion would be anti-dilutive.			98,333,965	132,371,922
Option Outstanding	100,672,803		100,672,803